Financial Risks - Summary of Economic Variable Assumptions (Detail)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Base [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.29%	4.29%	4.33%	4.33%
Unemployment rate	4.78%	4.78%	4.08%	4.08%
House Price Index	429.08	429.08	419.04	419.04
Domestic GDP | $	$ 24,484.94		$ 23,973.45
Equity | €		€ 6,363.3		€ 5,912.89
Base [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.32%	4.32%	4.26%	4.26%
Unemployment rate	4.59%	4.59%	4.09%	4.09%
House Price Index	438.87	438.87	424.1	424.1
Domestic GDP | $	$ 24,932.78		$ 24,343.12
Equity | €		€ 6,460.73		€ 5,814.62
Base [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.33%	4.33%	4.24%	4.24%
Unemployment rate	4.29%	4.29%	4.05%	4.05%
House Price Index	455.2	455.2	434.08	434.08
Domestic GDP | $	$ 25,485.1		$ 24,819.66
Equity | €		€ 6,953.76		€ 6,098.72
Base [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.30%	4.30%	4.18%	4.18%
Unemployment rate	4.05%	4.05%	4.01%	4.01%
House Price Index	471.22	471.22	448.91	448.91
Domestic GDP | $	$ 26,129.71		$ 25,356.09
Equity | €		€ 7,485.28		€ 6,483.85
Upside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.39%	4.39%	4.43%	4.43%
Unemployment rate	3.83%	3.83%	3.13%	3.13%
House Price Index	450.23	450.23	439.72	439.72
Domestic GDP | $	$ 24,887.2		$ 24,319.86
Equity | €		€ 6,831.53		€ 6,264.59
Upside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.41%	4.41%	4.35%	4.35%
Unemployment rate	3.94%	3.94%	3.44%	3.44%
House Price Index	472.07	472.07	456.26	456.26
Domestic GDP | $	$ 25,401.41		$ 24,807.47
Equity | €		€ 6,904.3		€ 6,132.21
Upside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.33%	4.33%	4.24%	4.24%
Unemployment rate	3.66%	3.66%	3.42%	3.42%
House Price Index	494.28	494.28	471.39	471.39
Domestic GDP | $	$ 26,012.56		$ 25,341.29
Equity | €		€ 7,343.79		€ 6,356.19
Upside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.30%	4.30%	4.18%	4.18%
Unemployment rate	3.47%	3.47%	3.42%	3.42%
House Price Index	513.52	513.52	489.21	489.21
Domestic GDP | $	$ 26,724.26		$ 25,943.15
Equity | €		€ 7,756.76		€ 6,630.75
Downside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	3.05%	3.05%	3.17%	3.17%
Unemployment rate	8.34%	8.34%	8.23%	8.23%
House Price Index	362.72	362.72	354.16	354.16
Domestic GDP | $	$ 23,372.8		$ 22,959.57
Equity | €		€ 4,423.87		€ 3,867.82
Downside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	3.76%	3.76%	3.74%	3.74%
Unemployment rate	7.60%	7.60%	7.46%	7.46%
House Price Index	383.66	383.66	369.92	369.92
Domestic GDP | $	$ 23,689.06		$ 23,369.09
Equity | €		€ 4,764.13		€ 4,095.95
Downside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.02%	4.02%	3.94%	3.94%
Unemployment rate	6.16%	6.16%	6.18%	6.18%
House Price Index	404.1	404.1	385.26	385.26
Domestic GDP | $	$ 24,425.29		$ 24,147.35
Equity | €		€ 5,780.16		€ 4,899.05
Downside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.16%	4.16%	4.04%	4.04%
Unemployment rate	4.94%	4.94%	5.00%	5.00%
House Price Index	420.99	420.99	401.39	401.39
Domestic GDP | $	$ 25,270.54		$ 24,980.66
Equity | €		€ 6,786.08		€ 5,712.91